Cover	Sep. 19, 2022
Cover [Abstract]
Entity Registrant Name	Right On Brands, Inc.
Entity Central Index Key	0001580262
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 19, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-1994478
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	6501 Dalrock Rd.
Entity Address Address Line 2	Ste. 100
Entity Address City Or Town	Rowlett
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75089
City Area Code	214
Local Phone Number	299-9528